Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases

Note 8 - Leases

The Company’s subsidiary, Uwharrie Bank had entered into a noncancelable operating lease for an administrative office location in Concord that would have expired in 2017. The lease requires annual rental payments of $62,120 and contained two five-year renewal options at the expiration of the initial term. During 2014, the Company purchased this location.

Total rental expense related to the operating leases was $16,230, $61,914, and $60,929 for the years ended December 31, 2014, 2013 and 2012, respectively, and is included in occupancy expense.